Organization and Principal Activities (Details) - Schedule of Net Income Per Ordinary Share - Basic and Diluted	6 Months Ended
Jun. 30, 2023 $ / shares
Before Adjustment [Member]
Net income from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Net income from continuing operation - Basic	$ 0.01
Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Net income from discontinuing operation - Basic
Net income attributable to SunCar Technology’s ordinary shareholders per ordinary share
Net income - Basic	0.01
After Adjustment [Member]
Net income from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Net income from continuing operation - Basic	0.04
Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Net income from discontinuing operation - Basic	(0.01)
Net income attributable to SunCar Technology’s ordinary shareholders per ordinary share
Net income - Basic	$ 0.03